Borrowings (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Abstract]
Interest expense related to borrowing	$ 2,825	$ 2,940	$ 2,521
Property and equipment	$ 22,263	$ 23,739